Commitments and Contingencies - (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies
Long-term contracts, contract price	$ 2,377,000	$ 4,893,000
Long-term contracts, commitments amount	2,030,000	3,902,000
Contractual obligation	2,655,000,000	$ 290,000,000
Amount of Obligations Expected To Be Paid in the next 12 months	$ 628,000,000